Reclassification Out of Accumulated Other Comprehensive Income (OCI) by Income line Item and the Related Tax Effect (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Available for sale debt securities:
Net of income tax	₨ (8,823.1)		₨ (1,895.5)
Available for Sale Securities
Available for sale debt securities:
Net of income tax	(8,823.1)		(1,895.5)
Reclassification out of Accumulated Other Comprehensive Income | Available for Sale Securities
Available for sale debt securities:
Realized (gain)/loss on sales of available for sale debt securities, net	(22,671.3)	$ (300.7)	(3,994.6)
Other than temporary impairment losses on available for sale debt securities	9,109.0	120.8	1,081.0
Total before income tax	(13,562.3)	(179.9)	(2,913.6)
Income tax	4,739.2	62.9	1,018.1
Net of income tax	₨ (8,823.1)	$ (117.0)	₨ (1,895.5)